Debt (Details) - 1 - Wealth South A Division Of Farmers National Bank Of Danville [Member] - USD ($)				4 Months Ended	6 Months Ended	12 Months Ended
	Aug. 18, 2022	Dec. 31, 2021	Jun. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Debt (Details) - 1 [Line Items]
Minimum debt service coverage ratio of the prospective acquiree			1		1
Line of credit faciltiy maturity date			Jun. 25, 2023		Jun. 25, 2023
Revolving Credit Facility [Member]
Debt (Details) - 1 [Line Items]
Line of credit maximum borrowing capacity			$ 2,000,000
Period within which repayment for each draw shall be made			120 days
Percentage per draw on the loan facility availed			85.00%
Debt instrument variable interest rate spread			0.50%		0.50%
Revolving Credit Facility [Member] | Minimum [Member]
Debt (Details) - 1 [Line Items]
Long term debt variable interest rate percentage			3.57%
Closed End Line Of Credit Facility [Member]
Debt (Details) - 1 [Line Items]
Original Principal			$ 8,000,000
Percentage per draw on the loan facility availed			85.00%
Closed End Line Of Credit Facility [Member] | Minimum [Member]
Debt (Details) - 1 [Line Items]
Long term debt variable interest rate percentage			3.57%
Closed End Line Of Credit Facility [Member] | First Five Years [Member]
Debt (Details) - 1 [Line Items]
Long term debt fixed interest rate percentage			3.98%
Closed End Line Of Credit Facility [Member] | After Five Years [Member]
Debt (Details) - 1 [Line Items]
Debt instrument variable interest rate spread			0.65%		0.65%
Closed End Line Of Credit Facility [Member] | Within Two Years Of Entering Into The Term Loan [Member]
Debt (Details) - 1 [Line Items]
Long term debt prepayment penalty percentage		2.00%		2.00%	2.00%	2.00%
Closed End Line Of Credit Facility [Member] | After Three Years From The Date Of Entering Into Term Loan And With Five Years Of Entering Into The Term Loan [Member]
Debt (Details) - 1 [Line Items]
Long term debt prepayment penalty percentage		1.00%		1.00%	1.00%	1.00%
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member]
Debt (Details) - 1 [Line Items]
Long term debt maturity date	Aug. 18, 2022
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | First Five Years [Member]
Debt (Details) - 1 [Line Items]
Debt instrument variable interest rate spread	5.25%
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | After Five Years [Member]
Debt (Details) - 1 [Line Items]
Percentage per draw on the loan facility availed	85.00%
Debt instrument variable interest rate spread	0.65%			0.65%
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | After Five Years [Member] | Maximum [Member]
Debt (Details) - 1 [Line Items]
Long term debt variable interest rate percentage	4.75%			4.75%		4.75%
Revolving Credit Facility And Closed End Line Of Credit Facility [Member]
Debt (Details) - 1 [Line Items]
Percentage of initial contribution to be made towards equity			15.00%
Term Loans To Acquire A Practise [Member] | Maximum [Member]
Debt (Details) - 1 [Line Items]
Long term debt term		10 years	10 years		10 years
Practice Only Term Loans [Member]
Debt (Details) - 1 [Line Items]
Long term debt remaining term		9 years				9 years
Real Estate Term Loan [Member]
Debt (Details) - 1 [Line Items]
Long term debt remaining term		19 years				19 years